Note 39 - Share of profit or loss of entities accounted for using the equity method	12 Months Ended
Dec. 31, 2020
Share of profit or loss of entities accounted for using the equity method
Investments in Entities Accounted for Using the Equity Method

39. Share of profit or loss of entities accounted for using the equity method

Results from “Share of profit or loss of entities accounted for using the equity method” resulted in a negative impact of €39 million as of December 31, 2020, compared with the negative impact of €42 and the negative impact of €7 million recorded as of December 31, 2019 and 2018, respectively.